Expense Example - AZL MSCI Emerging Markets Equity Index Fund	Apr. 30, 2021 USD ($)
AZL MSCI Emerging Markets Equity Index Fund Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,667
AZL MSCI Emerging Markets Equity Index Fund Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,385